NOMURA PARTNERS FUNDS, INC.

INTERNATIONAL 130/30 EQUITY FUND

SUPPLEMENT DATED JANUARY 16, 2009

TO THE PROSPECTUS DATED DECEMBER 23, 2008, AS

SUPPLEMENTED JANUARY 14, 2009

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus.

The public launch of the International 130/30 Equity Fund has been delayed and shares of the International 130/30 Equity Fund are not currently available to new investors.

INVESTMENT COMPANY ACT FILE NO: 811-01090	NOM-SU-011609